UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2012 (Unaudited)

DWS Equity Dividend Fund
	Shares	Value ($)
Common Stocks 98.3%
Consumer Discretionary 3.6%
Automobiles 0.3%
Thor Industries, Inc. (a)	100,000	3,144,000
Hotels, Restaurants & Leisure 2.9%
Yum! Brands, Inc. (a)	568,000	36,192,960
Textiles, Apparel & Luxury Goods 0.4%
Adidas AG	72,000	5,626,631
Consumer Staples 7.6%
Food Products 3.3%
DE Master Blenders 1753 NV*	983,000	11,564,972
General Mills, Inc.	96,000	3,775,680
H.J. Heinz Co. (a)	376,000	20,950,720
Hillshire Brands Co.	196,600	5,125,362

		41,416,734
Tobacco 4.3%
Altria Group, Inc.	1,596,000	54,200,160
Energy 5.6%
Oil, Gas & Consumable Fuels
Apache Corp.	147,000	12,605,250
Marathon Oil Corp.	2,066,000	57,476,120

		70,081,370
Financials 32.1%
Capital Markets 1.5%
Morgan Stanley	439,000	6,585,000
SEI Investments Co.	567,000	12,332,250

		18,917,250
Commercial Banks 5.3%
BOC Hong Kong (Holdings) Ltd.	4,690,000	14,914,744
PNC Financial Services Group, Inc.	835,800	51,953,328

		66,868,072
Diversified Financial Services 1.7%
Bank of America Corp.	1,173,000	9,372,270
JPMorgan Chase & Co.	325,000	12,070,500

		21,442,770
Insurance 13.2%
Loews Corp.	187,000	7,601,550
MetLife, Inc. (a)	1,758,000	60,000,540
Prudential Financial, Inc.	708,000	38,593,080
Reinsurance Group of America, Inc.	1,028,000	60,384,720

		166,579,890
Real Estate Investment Trusts 8.1%
Annaly Capital Management, Inc. (REIT) (a)	1,226,000	21,222,060
Chimera Investment Corp. (REIT)	1,509,000	3,832,860
Hospitality Properties Trust (REIT)	888,000	21,374,160
Simon Property Group, Inc. (REIT)	348,000	55,227,600

		101,656,680
Thrifts & Mortgage Finance 2.3%
New York Community Bancorp., Inc. (a)	2,218,000	29,410,680
Health Care 6.6%
Pharmaceuticals
Bristol-Myers Squibb Co.	518,000	17,099,180
Eli Lilly & Co.	688,000	30,898,080
Merck & Co., Inc.	76,000	3,271,800
Pfizer, Inc.	1,367,000	32,616,620

		83,885,680
Industrials 17.0%
Aerospace & Defense 7.8%
Honeywell International, Inc.	718,000	41,967,100
Precision Castparts Corp.	242,400	39,045,792
United Technologies Corp.	216,000	17,247,600

		98,260,492
Air Freight & Logistics 1.1%
Deutsche Post AG (Registered)	694,000	13,456,258
Commercial Services & Supplies 0.7%
Pitney Bowes, Inc. (a)	689,000	9,205,040
Industrial Conglomerates 1.3%
General Electric Co.	782,000	16,195,220
Machinery 3.3%
Parker Hannifin Corp. (a)	228,000	18,235,440
Snap-on, Inc. (a)	345,000	23,949,900

		42,185,340
Road & Rail 2.8%
CSX Corp.	1,561,000	35,060,060
Information Technology 5.4%
Communications Equipment 0.5%
Cisco Systems, Inc.	325,000	6,201,000
Computers & Peripherals 4.0%
Apple, Inc.	69,100	45,968,084
Lexmark International, Inc. "A" (a)	193,000	4,190,030

		50,158,114
Software 0.9%
Oracle Corp.	371,000	11,742,150
Materials 5.6%
Chemicals 3.6%
Monsanto Co.	517,000	45,035,870
Metals & Mining 2.0%
Freeport-McMoRan Copper & Gold, Inc.	712,000	25,710,320
Telecommunication Services 11.0%
Diversified Telecommunication Services
AT&T, Inc. (a)	3,010,000	110,286,400
TeliaSonera AB	3,990,000	27,564,655
Windstream Corp. (a)	91,000	898,170

		138,749,225
Utilities 3.8%
Electric Utilities
American Electric Power Co., Inc.	602,000	25,879,980
Entergy Corp.	75,000	5,106,000
Exelon Corp.	350,000	12,764,500
Fortum Oyj	225,000	4,153,227

		47,903,707

Total Common Stocks (Cost $1,164,685,710)		1,239,285,673
Securities Lending Collateral 16.6%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $209,217,047)	209,217,047	209,217,047
Cash Equivalents 1.8%
Central Cash Management Fund, 0.14% (b) (Cost $22,972,199)	22,972,199	22,972,199

	% of Net Assets	Value ($)

Total Investments Portfolio (Cost $1,396,874,956) †	116.7	1,471,474,919
Other Assets and Liabilities, Net	(16.7)	(210,624,218)

Net Assets	100.0	1,260,850,701

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,397,306,617.  At August 31, 2012, net unrealized appreciation for all securities based on tax cost was $74,168,302.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $126,669,301 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $52,500,999.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2012 amounted to $205,120,957, which is 16.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At August 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/21/2012	450	31,614,750	2,359,125

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$39,336,960	$5,626,631	$—	$44,963,591
Consumer Staples	84,051,922	11,564,972	—	95,616,894
Energy	70,081,370	—	—	70,081,370
Financials	389,960,598	14,914,744	—	404,875,342
Health Care	83,885,680	—	—	83,885,680
Industrials	200,906,152	13,456,258	—	214,362,410
Information Technology	68,101,264	—	—	68,101,264
Materials	70,746,190	—	—	70,746,190
Telecommunication Services	111,184,570	27,564,655	—	138,749,225
Utilities	43,750,480	4,153,227	—	47,903,707
Short-Term Investments (d)	232,189,246	—	—	232,189,246
Derivatives (e)	2,359,125	—	—	2,359,125
Total	$1,396,553,557	$77,280,487	$—	$1,473,834,044

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of Aug 31, 2012 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 2,359,125

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Dividend Fund, a series of DWS Value Series, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2012